Intangible assets (Details) - CNY (¥)	9 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Amortization of intangible assets	¥ 16,014,000	¥ 15,692,000
Software
Disclosure of detailed information about intangible assets [line items]
Intangible asset acquired	¥ 3,441,000	¥ 12,817,000